Note 14: Income Taxes	12 Months Ended
Dec. 31, 2015
Notes
Note 14: Income Taxes

Note 14:  INCOME TAXES

The Company is subject to taxation in the U.S. and the State of Washington.  At December 31, 2014 and December 31, 2015, Ambient Water Corporation had gross deferred tax assets calculated at the Federal Income Tax rate of 34% of approximately $2,550,000 and $3,295,000, respectively, principally arising from net operating loss carry-forwards for income tax purposes of approximately $9,690,000, which expire in the year 2035. As management of the Company cannot determine that it is more likely than not that the Company will realize the benefit of the deferred tax asset, a valuation allowance of approximately $2,5550,000 and $3,295,000 has been established at December 31, 2014 and December 31, 2015, respectively.

The significant components of the Company’s net deferred tax assets at December 31, 2014 and December 31, 2015 are as follows:

	December 31, 2014	December 31, 2015
Net operating loss carry forwards	$7,500,000	$9,690,000
Deferred tax asset	2,550,000	3,295,000
Deferred tax asset valuation allowance	(2,550,000)	(3,295,000)
Net deferred tax asset	$-	$-

Due to the reverse acquisition, the Company is restricted in the future use of net operating loss and tax credit carry-forwards generated by AWG International Water Corporation before the effective date of the Business Combination. Both of the Companies’ separate loss years’ net operating losses will be subject to possible limitations concerning changes of control and other limitations under the Internal Revenue Code. The net operating loss carry-forwards are subject to annual limitations which are cumulative until they expire. The Company is in the process of determining the annual allowable net operating loss deduction should the Company generate taxable income. Since both of the companies which were parties to the share exchange have substantial valuation allowances against any components of deferred taxes, management believes that no material differences in tax allocations will arise from the share transaction.

The accounting for the tax benefits of acquired deductible temporary differences and net operating loss carry-forwards, which are not recognized at the acquisition date because a valuation allowance is established and which are recognized subsequent to the acquisition, will be applied first to reduce to zero any goodwill and other non-current intangible assets related to the acquisition. Any remaining benefits would be recognized as a reduction of income tax expense in future periods.

FASB ASC 740 prescribes recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FASB ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. At December 31, 2015, the Company had not taken any tax positions that would require disclosure under FASB ASC 740.

Income taxes are provided based upon the liability method of accounting pursuant to ASC 740-10-25 Income Taxes – Recognition. Under this approach, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each year-end. A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard imposed by FASB ASC 740-10-25-5.

The Company’s policy is to recognize interest and/or penalties related to income tax matters in income tax expense. The Company had a $40,000 accrual for penalties on its balance sheets at December 31, 2014, and has recognized this as interest and/or penalties in the statement of operations for the years ending December 31, 2015. Further, the Company currently has no open tax years, subject to audit prior to December 31, 2008. The Company is current on its federal tax returns and currently has no state income tax return requirements.